PLANT OWNERS' CONDENSED COMBINED FINANCIAL STATEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
11.	PLANT OWNERS’ CONDENSED COMBINED FINANCIAL STATEMENTS.

Since the consolidated financial statements of the Company include entities other than the Plant Owners, the following presents the condensed combined financial statements of the Plant Owners. These condensed combined financial statements have been prepared, in all material respects, on the same basis as the consolidated financial statements of the Company. The condensed combined financial statements of the Plant Owners are as follows (unaudited, in thousands):

CONDENSED COMBINED STATEMENT OF OPERATIONS

Nine Months Ended September 30, 2010

Operating Activities:
Net cash used in operating activities	$(6,808)
Investing Activities:
Net cash impact of bankruptcy exit	$(1,301)
Additions to property and equipment	(310)
Net cash used in investing activities	$(1,611)
Financing Activities:
Proceeds from borrowings	$5,173
Net cash provided by financing activities	$5,173
Net decrease in cash and cash equivalents	(3,246)
Cash and cash equivalents at beginning of period	3,246
Cash and cash equivalents at end of period	$—

15.    PLANT OWNERS’ CONDENSED COMBINED FINANCIAL STATEMENTS

Since the consolidated financial statements of the Company include entities other than the Plant Owners, below are the condensed combined financial statements of the Plant Owners for the periods included in these consolidated financial statements during the pendency of their Chapter 11 Filings. These condensed combined financial statements have been prepared, in all material respects, on the same basis as the consolidated financial statements of the Company. The condensed combined financial statements of the Plant Owners during the pendency of their Chapter 11 Filings are as follows (unaudited, in thousands):

PACIFIC ETHANOL HOLDING CO. LLC AND SUBSIDIARIES

CONDENSED COMBINED BALANCE SHEET

As of December 31, 2009

ASSETS
Current Assets:
Cash and cash equivalents	$3,246
Accounts receivable trade	716
Accounts receivable related parties	2,371
Inventories	7,789
Prepaid expenses	1,131
Other current assets	1,029
Total current assets	16,282
Property and equipment, net	160,000
Other assets	858
Total Assets	$177,140

LIABILITIES AND MEMBER’S DEFICIT
Current Liabilities:
Accounts payable – trade	$2,219
Accrued liabilities	174
Other liabilities – related parties	36
DIP financing and rollup	39,654
Other current liabilities	1,504
Total current liabilities	43,587

Other liabilities	61
Liabilities subject to compromise	242,417
Total Liabilities	286,065
Member’s Deficit:
Member’s equity	257,487
Accumulated deficit	(366,412)
Total Member’s Deficit	(108,925)
Total Liabilities and Member’s Deficit	$177,140

PACIFIC ETHANOL HOLDING CO. LLC AND SUBSIDIARIES

CONDENSED COMBINED STATEMENTS OF OPERATIONS

	January 1, 2010 to June 29, 2010	May 17, 2009 to December 31, 2009

Net sales	$89,737	$50,448
Cost of goods sold	98,140	66,470
Gross loss	(8,403)	(16,022)
Selling, general and administrative expenses	1,829	2,420
Asset impairments	—	247,657
Loss from operations	(10,232)	(266,099)
Other expense, net	(1,253)	(267)
Loss before reorganization costs and gain from bankruptcy exit	(11,485)	(266,366)
Reorganization costs	(4,153)	(11,607)
Gain from bankruptcy exit	119,408	—
Net income (loss)	$103,770	$(277,973)

PACIFIC ETHANOL HOLDING CO. LLC AND SUBSIDIARIES

CONDENSED COMBINED STATEMENTS OF CASH FLOWS

	January 1, 2010 to June 29, 2010	May 17, 2009 to December 31, 2009
Operating Activities:
Net income (loss)	$103,770	$(277,973)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Non-cash reorganization costs:
Gain on bankruptcy exit	(119,408)	—
Write-off of unamortized deferred financing fees	—	7,545
Settlement of accrued liability	—	(2,008)
Asset impairments	—	247,657
Depreciation and amortization of intangibles	5,064	16,042
Gain on derivative instruments	(1,206)	(1,572)
Amortization of deferred financing costs	85	61
Changes in operating assets and liabilities:
Accounts receivable	(5,059)	(103)
Inventories	2,948	(5,016)
Prepaid expenses and other assets	159	(378)
Accounts payable and accrued expenses	6,839	(442)
Net cash used in operating activities	$(6,808)	$(16,187)
Investing Activities:
Additions to property and equipment	$(310)	$(446)
Net cash impact of bankruptcy exit	(1,301)	—
Net cash used in investing activities	$(1,611)	$(446)
Financing Activities:
Proceeds from borrowings under DIP financing	$5,173	$19,827
Net cash provided by financing activities	$5,173	$19,827
Net increase (decrease) in cash and cash equivalents	(3,246)	3,194
Cash and cash equivalents at beginning of period	3,246	52
Cash and cash equivalents at end of period	$—	$3,246